EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about the mineral property maintenance and exploration costs [Table Text Block]
(In thousands of U.S. Dollars)	MacArthur	Yerington	Bear	Wassuk	Groundhog	Other	Total
Balance, December 31, 2015	$18,332	$9,084	$(226)	$660	$-	$2,450	$30,300
Additions:
Property maintenance	150	63	1,388	152	-	-	1,753
Geological & mapping	-	376	732	-	-	-	1,108
Geophysical & survey	79	154	46	-	-	-	279
Assay & labs	4	1	80	-	-	-	85
Drilling	-	-	1,150	-	-	-	1,150
Other	47	78	322	-	-	-	447
	280	672	3,718	152	-	-	4,822
Impairment	-	-	-	-	-	(1,480)	(1,480)
Option payments/Recovery	(1,075)	(356)	(3,492)	(152)	-	(970)	(6,045)
Balance, December 31, 2016	17,537	9,400	-	660	-	-	27,597
Additions:
Property maintenance	151	160	895	252	126	-	1,584
Geological & mapping	47	639	-	6	412	-	1,104
Geophysical & survey	34	240	95	1	525	-	895
Assay & labs	42	104	-	85	-	-	231
Drilling	300	1,393	4	-	200	-	1,897
Other	-	131	1	-	248	-	380
	574	2,667	995	344	1,511	-	6,091
Option payments	(223)	(1,495)	(675)	-	-	-	(2,393)
Balance, December 31, 2017	17,888	10,572	320	1,004	1,511	-	31,295
Property maintenance	150	52	692	101	40	-	1,035
Geological & mapping	66	45	-		10	-	121
Geophysical & survey	113	13	-		12	-	138
Environmental		196	-		6	-	202
Other	1	13	-		41	-	55
Technical consultant		-	-		-	-	-
	330	319	692	101	109	-	1,551
Recovery	-	(313)	-	-	-	-	(313)
Balance, December 31, 2018	$18,218	$10,578	$1,012	$1,105	$1,620	$-	$32,533